Document and Entity Information	Jul. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2023
Entity Registrant Name	Omega Therapeutics, Inc.
Entity Central Index Key	0001850838
Entity Emerging Growth Company	true
Securities Act File Number	001-40657
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3247585
Entity Address, Address Line One	140 First Street, Suite 501
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	617
Local Phone Number	949-4360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	OMGA
Security Exchange Name	NASDAQ